Real Estate Investments - Notes Real Estate Investments (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The following table presents future minimum base rental cash payments due to the Company over the next five years and thereafter. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items (amounts in thousands):

Future Minimum Base Rent Payments
2013	$140,200
2014	140,941
2015	141,292
2016	141,579
2017	138,411
Thereafter	955,557
Total	$1,657,980

Schedule of Real Estate Properties [Table Text Block]
The following table reflects the number and related purchase prices of properties acquired during the years ended December 31, 2012 and 2011 of the Company (dollar amounts in thousands):

	Number of Properties	Base Purchase Price
Year ended December 31, 2011	129	$209,326
Year ended December 31, 2012 (1)	524	1,589,110
Total portfolio as of December 31, 2012	653	$1,798,436

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table presents the allocation of the assets acquired and liabilities of the Company assumed during the periods presented (dollar amounts in thousands):

	Year Ended December 31,
	2012	2011
Real estate investments, at cost:
Land	$223,917	$25,624
Buildings, fixtures and improvements	1,174,747	161,925
Total tangible assets	1,398,664	187,549
Acquired intangibles:
In-place leases	189,182	21,777
Above market leases	1,264	—
Total real estate investments acquired	1,589,110	209,326
OP Units issued to acquire real estate investments	(6,352)	—
Cash paid to acquire real estate investments (1)	$1,582,758	$209,326
Number of properties acquired	524	129
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(1)For the year ended December 31, 2011, the amount includes the properties that were contributed in September 2011 in conjunction with the completion of the Company's IPO by the Contributor at amortized cost as well as $17.5 million of properties acquired by the Company following its IPO.

Business Acquisition, Pro Forma Information [Table Text Block]
The following table presents unaudited pro forma information as if the acquisitions during the year ended December 31, 2012, had been consummated on December 2, 2010 (date of inception). Additionally, the unaudited pro forma net loss attributable to stockholders was adjusted to reclass acquisition and transaction related expenses of $42.8 million from the year ended December 31, 2012 to the period from December 2, 2010 to December 31, 2010.

	Year Ended December 31,		Period from December 2, 2010 (Date of Inception) to December 31, 2010
(Amounts in thousands)	2012	2011
Pro forma revenues	$146,821	$144,081	$26,989
Pro forma net income (loss) attributable to stockholders	$27,816	$27,052	$(33,660)

Schedule of Annualized Rental Income by Major Tenants [Table Text Block]
The following table lists the tenants of the Company whose annualized rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2012 and 2011. Annualized rental income for net leases is rental income on a straight-line basis as of December 31, 2012, which includes the effect of tenant concessions such as free rent, as applicable. The Company did not own any properties as of December 31, 2010.

Tenant	2012	2011
Dollar General	12.3%	20.8%
Citizens Bank	11.8%	40.8%
FedEx	10.2%	*
Home Depot	*	13.7%
Walgreens	*	11.1%
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* The tenants' annualized rental income was not greater than 10% of total annualized rental income for all portfolio properties as of the period specified.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following table lists the states where the Company has concentrations of properties where annual rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2012 and 2011:

State	2012	2011
Illinois	11.2%	*
South Carolina	*	15.2%
Ohio	*	12.9%
Michigan	*	17.4%
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* The state's annualized rental income was not greater than 10% of total annualized rental income for all portfolio properties as of the period specified.